Current and deferred tax - Summary of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 2,668	$ 2,464
Acquisition of subsidiaries [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,136	1,409
Temporary differences [member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,499	827
Others [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 33	$ 228